Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND
Prospectus Date	rr_ProspectusDate	Apr. 08, 2014
Document Creation Date	dei_DocumentCreationDate	Apr. 07, 2014